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                               Goodwin Procter LLP
                              901 New York Ave., NW
                              Washington, DC 20001
                                 (202) 346-4000

                                February 24, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20459

     Re:    CitiStreet Funds, Inc.
            Form N-1A
            Reg. Nos. 033-57536 and 811-07450
            Post-Effective Amendment No. 23

Ladies and Gentlemen:

      Enclosed herewith for filing with the Commission is Post-Effective Amendment No. 23 to the above-referenced Registration Statement for CitiStreet Funds, Inc. The filing is made pursuant to Rule 485(a) under the Securities Act of 1933. The amendment reflects new subadvisers and the change in the registrant's name (planned for May 1, 2006) to MetLife Investment Funds, Inc.

      Any comments on the filing may be directed to me at (202) 346-4253.

                                                       Respectfully submitted,

                                                       /s/ Christopher E. Palmer

                                                       Christopher E. Palmer